Leases - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Leases [Abstract]
Lease agreement term	3 years
Average incremental borrowing rate applied to the lease liabilities	7.77%	2.91%
Depreciation expense	€ 114,020	€ 58,715
Cash outflow for leases	119,527	57,649
Total expense related to short-term and low-value leases	€ 333,949	€ 275,052	€ 119,627